[LATHAM & WATKINS LLP LETTERHEAD APPEARS HERE]

May 16, 2005

Securities and Exchange Commission

Judiciary Plaza

450 Fifth Street, N.W.

Washington, D.C. 20549-1004

Re:	Cbeyond Communications, Inc.

Registration Statement on Form S-1

Dear Sir or Madam:

On behalf of our client Cbeyond Communications, Inc., a Delaware corporation (the “Company”), we transmit for filing under the Securities Act of 1933, as amended, the Company’s Registration Statement on Form S-1 (the “Registration Statement”) relating to the sale by the Company of the Company’s common stock, par value $0.01 per share, together with the appropriate exhibits as listed in the Registration Statement. Manually executed signature pages have been signed prior to the time of this electronic filing and will be retained by the Company for five years.

Please note that the Company has transmitted via wire transfer $20,303.25, representing the filing fee, to the account of the Securities and Exchange Commission at Mellon Bank.

Please direct any questions or comments regarding this filing to the undersigned at (202) 637-1080 or to Joel Trotter at (202) 637-2165.

Very truly yours

By:	/s/ Sapna Mehta
Sapna Mehta

Enclosure